Prepayments, Other Receivables and Other Assets, Net - Schedule of Prepayments, Other Receivables and Other Assets, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current
Prepayments	¥ 86	¥ 2,604
Deposits	2,371	17,844
Other receivables	1,211	1,642
Total non-current asset	3,668	22,090
Less: provision	(1)
Total	3,667	22,090
Current
Prepayments	14,828	13,881
Deposits		735
Other receivables	17,575	9,474
Total current asset	32,403	24,090
Less: provision	(6,362)	(2,978)
Total	¥ 26,041	¥ 21,112